SHARE CAPITAL	6 Months Ended
Jun. 30, 2015
SHARE CAPITAL [Abstract]
SHARE CAPITAL
SHARE CAPITAL

In January 2015, the Company's ATM program was increased to having aggregate sales proceeds of up to $150.0 million, from up to $100.0 million. The Company issued 31,032,865 new shares under its ATM program in the six months ended June 30, 2015. The ATM program is fully utilized as of June 30, 2015.

In June 2015, the Company issued 55.0 million new shares to Ship Finance in return for amendments to the charter parties for 17 vessels, leased in under finance lease.

The Company has an issued share capital at June 30, 2015 of $198,375,854 divided into 198,375,854 shares (December 31, 2014: $112,342,989 divided into 112,342,989 shares).